Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus
Performance
Under rules adopted under the Dodd-Frank Wall Street Reform and Consumer Protection Act, we are required to calculate and disclose the Compensation Actually Paid (CAP) to our named executive officers (NEOs) for the purpose of comparison to our Company financial performance. The disclosure covers our five most recent fiscal years. These amounts are calculated in accordance with applicable SEC rules, and do not reflect the actual amount of compensation earned by or paid to our named executive officers during each applicable year. Compensation decisions at HCI are made in accordance with the philosophy and process described in the “Compensation Discussion and Analysis” appearing previously in this document and are not replaced by CAP, a supplemental measure.
Pay versus Performance Table

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for CEO (1)	Compensation Actually Paid to CEO (2)	Average Summary Compensation Table Total for Non-CEO NEOs	Average Compensation Actually Paid to Non-CEO NEOs (3)	HCI Group Total Share- holder Return (4)	Core Peer Group Total Share- holder Return (5)	Net Income (in thousands) (6)	Relative Total Shareholder Return (percentile) (7)

2025	$8,236,000	$55,287,300	$935,015	$4,642,788	$406	$132	$320,395	100	th

2024	$20,200,846	$21,509,410	$709,385	$1,650,004	$244	$118	$127,581	80	th

2023	3,662,846	8,450,192	498,469	2,040,888	$180	$70	89,257	100	th

2022	1,031,115	(23,921,916)	450,085	(2,249,190)	$79	$31	(54,603)	100	th

2021	7,736,699	29,124,167	2,819,434	5,193,003	$163	51	7,242	100	th

1)	Paresh Patel was our Chief Executive Officer in all years reported.
2)
Compensation Actually Paid was calculated by beginning with the total amount reported in the Summary Compensation Table (SCT) for the applicable year and (i) subtracting the grant date fair value of stock and option awards as disclosed in the SCT, (ii) adding the year-end
fair value of stock and option awards granted in the covered year that remained unvested at the end of the covered year, (iii) adding or subtracting the change in fair value of stock and option awards granted in prior years that remained unvested at the end of the covered year, (iv) adding or subtracting the change in fair value of stock and option awards granted in prior years that vested in the covered year, (v) adding the fair value on the vesting date of stock or option awards granted and vested in the covered year, and (vi) subtracting the fair value of stock or option awards at the end of the prior year that were forfeited during the covered year. Fair value amounts were computed in a manner consistent with the fair value methodology used to account for share-based payments in our financial statements under GAAP.

3)
CAP for the other named executive officers was calculated in the same manner as described above for the CEO, except the amounts were averaged for each year. The names of each of our named executive officers (excluding Mr. Patel) included for the purpose of calculating the average amounts for each applicable year are Karin Coleman, Mark Harmsworth, Andrew Graham, and Anthony Saravanos.

4)
HCI’s Total Shareholder Return (“TSR”) represents the cumulative investment return of an initial fixed $100 investment in our common stock on December 31, 2020, assuming reinvestment of all dividends, through the end of the covered fiscal year. HCI’s TSR reflected in the table above may not be indicative of future performance.

5)
Core Peer Group TSR represents the combined cumulative investment return of an initial fixed $100 investment in each of the companies comprising our core peer group, weighted by market capitalization at the beginning of each year. For the years 2021 to 2022, our core peer group consisted of Universal Insurance Holdings, Inc., Heritage Insurance Holdings, Inc., United Insurance Holdings Corporation, and FedNat Holding Company. For 2023, our core peer group consisted of Universal Insurance Holdings, Inc., Heritage Insurance Holdings, Inc., and American Coastal Insurance Corporation. For 2024, our core peer group consisted of Skyward Specialty Insurance Group, Inc., Palomar Holdings, Inc., Mercury General Corporation, Lemonade, Inc., and Alkami Technology, Inc. For 2025, our core peer group consisted of Skyward Specialty Insurance Group, Inc., Palomar Holdings, Inc., Mercury General Corporation, Lemonade, Inc., Alkami Technology, Inc., Assured Guaranty, LTD, NMI Holdings, Inc., and Slide Insurance Holdings, Inc.

6)	Represents net income as reported in our Form 10-K for the applicable year.
7)	Total Shareholder Return, relative to our core peer group, is our Company selected financial performance measure that we believe is most important in influencing named executive officer pay.
CAP may differ significantly from compensation reported in the SCT appearing previously in this document primarily due to changes in the fair value of vested and unvested equity awards granted in prior years. The value of these awards is dependent on the underlying stock price which will fluctuate.

Reconciliation of SCT Total for CEO to Compensation Actually Paid to CEO:

	2025	2024	2023	2022	2021

SCT Total	$8,236,000	$20,200,846	$3,662,846	$1,031,115	$7,736,699

Subtract: grant date fair value of stock and option awards granted as disclosed in the SCT	0	(15,789,000)	(1,875,000)	0	(6,873,468)

Add: year-end fair value of stock and option awards granted in the covered year that remained unvested at the end of the covered year	0	17,040,500	0	0	21,882,036

Add or subtract: change in fair value of stock and option awards granted in prior years that remained unvested at the end of the covered year	19,770,400	203,121	1,711,638	(19,815,803)	6,065,125

Add or subtract: change in fair value of stock awards and option awards granted in prior years that vested in the covered year	27,280,900	(146,057)	185,208	(5,137,228)	313,775

Add: fair value on vesting date of stock or option awards granted and vested in the covered year	0	0	4,765,500	0	0

Subtract: fair value of stock or option awards at the end of the prior year that were forfeited during the covered year	0	0	0	0	0

CAP	$55,287,300	$21,509,410	$8,450,192	$(23,921,916)	$29,124,167

Reconciliation of average SCT Total for other Named Executive Officers to Compensation Actually Paid to other NEOs:

	2025	2024	2023	2022	2021

SCT Total	$935,015	$709,385	$498,469	$450,085	$2,819,434

Subtract: grant date fair value of stock and option awards granted as disclosed in the SCT	(207,700)	0	0	0	(2,392,760)

Add: year-end fair value of stock and option awards granted in the covered year that remained unvested at the end of the covered year	209,613	0	0	0	4,525,780

Add or subtract: change in fair value of stock and option awards granted in prior years that remained unvested at the end of the covered year	3,702,260	919,448	1,505,169	(1,632,056)	164,010

Add or subtract: change in fair value of stock awards and option awards granted in prior years that vested in the covered year	3,600	21,171	37,250	(1,067,219)	76,539

Add or subtract: fair value on vesting date of stock or option awards granted and vested in the covered year	0	0	0	0	0

Subtract: fair value of stock or option awards at the end of the prior year that were forfeited during the covered year	0	0	0	0	0

CAP	$4,642,788	$1,650,004	$2,040,888	$(2,249,190)	$5,193,003

Company Selected Measure Name	Relative Total Shareholder Return
Named Executive Officers, Footnote	CAP for the other named executive officers was calculated in the same manner as described above for the CEO, except the amounts were averaged for each year. The names of each of our named executive officers (excluding Mr. Patel) included for the purpose of calculating the average amounts for each applicable year are Karin Coleman, Mark Harmsworth, Andrew Graham, and Anthony Saravanos.
Peer Group Issuers, Footnote	Core Peer Group TSR represents the combined cumulative investment return of an initial fixed $100 investment in each of the companies comprising our core peer group, weighted by market capitalization at the beginning of each year. For the years 2021 to 2022, our core peer group consisted of Universal Insurance Holdings, Inc., Heritage Insurance Holdings, Inc., United Insurance Holdings Corporation, and FedNat Holding Company. For 2023, our core peer group consisted of Universal Insurance Holdings, Inc., Heritage Insurance Holdings, Inc., and American Coastal Insurance Corporation. For 2024, our core peer group consisted of Skyward Specialty Insurance Group, Inc., Palomar Holdings, Inc., Mercury General Corporation, Lemonade, Inc., and Alkami Technology, Inc. For 2025, our core peer group consisted of Skyward Specialty Insurance Group, Inc., Palomar Holdings, Inc., Mercury General Corporation, Lemonade, Inc., Alkami Technology, Inc., Assured Guaranty, LTD, NMI Holdings, Inc., and Slide Insurance Holdings, Inc.
PEO Total Compensation Amount	$ 8,236,000	$ 20,200,846	$ 3,662,846	$ 1,031,115	$ 7,736,699
PEO Actually Paid Compensation Amount	$ 55,287,300	21,509,410	8,450,192	(23,921,916)	29,124,167
Adjustment To PEO Compensation, Footnote
Reconciliation of SCT Total for CEO to Compensation Actually Paid to CEO:

	2025	2024	2023	2022	2021

SCT Total	$8,236,000	$20,200,846	$3,662,846	$1,031,115	$7,736,699

Subtract: grant date fair value of stock and option awards granted as disclosed in the SCT	0	(15,789,000)	(1,875,000)	0	(6,873,468)

Add: year-end fair value of stock and option awards granted in the covered year that remained unvested at the end of the covered year	0	17,040,500	0	0	21,882,036

Add or subtract: change in fair value of stock and option awards granted in prior years that remained unvested at the end of the covered year	19,770,400	203,121	1,711,638	(19,815,803)	6,065,125

Add or subtract: change in fair value of stock awards and option awards granted in prior years that vested in the covered year	27,280,900	(146,057)	185,208	(5,137,228)	313,775

Add: fair value on vesting date of stock or option awards granted and vested in the covered year	0	0	4,765,500	0	0

Subtract: fair value of stock or option awards at the end of the prior year that were forfeited during the covered year	0	0	0	0	0

CAP	$55,287,300	$21,509,410	$8,450,192	$(23,921,916)	$29,124,167

Non-PEO NEO Average Total Compensation Amount	$ 935,015	709,385	498,469	450,085	2,819,434
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,642,788	1,650,004	2,040,888	(2,249,190)	5,193,003
Adjustment to Non-PEO NEO Compensation Footnote
Reconciliation of average SCT Total for other Named Executive Officers to Compensation Actually Paid to other NEOs:

	2025	2024	2023	2022	2021

SCT Total	$935,015	$709,385	$498,469	$450,085	$2,819,434

Subtract: grant date fair value of stock and option awards granted as disclosed in the SCT	(207,700)	0	0	0	(2,392,760)

Add: year-end fair value of stock and option awards granted in the covered year that remained unvested at the end of the covered year	209,613	0	0	0	4,525,780

Add or subtract: change in fair value of stock and option awards granted in prior years that remained unvested at the end of the covered year	3,702,260	919,448	1,505,169	(1,632,056)	164,010

Add or subtract: change in fair value of stock awards and option awards granted in prior years that vested in the covered year	3,600	21,171	37,250	(1,067,219)	76,539

Add or subtract: fair value on vesting date of stock or option awards granted and vested in the covered year	0	0	0	0	0

Subtract: fair value of stock or option awards at the end of the prior year that were forfeited during the covered year	0	0	0	0	0

CAP	$4,642,788	$1,650,004	$2,040,888	$(2,249,190)	$5,193,003

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Financial Performance Measures Used to Link Company Performance and Compensation Actually Paid
The following is a list of financial performance measures which in our assessment represent the
most important performance measures that influence compensation actually paid to the named executive officers for 2025:

•	Relative Total Shareholder Return

•	Net Income

•	Return on Equity

•	Gross Premiums Earned

Total Shareholder Return Amount	$ 406	244	180	79	163
Peer Group Total Shareholder Return Amount	132	118	70	31	51
Net Income (Loss)	$ 320,395,000	$ 127,581,000	$ 89,257,000	$ (54,603,000)	$ 7,242,000
Company Selected Measure Amount	1	0.80	1	1	1
PEO Name	Paresh Patel
Measure:: 1
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
Measure:: 2
Pay vs Performance Disclosure
Name	Net Income
Measure:: 3
Pay vs Performance Disclosure
Name	Return on Equity
Measure:: 4
Pay vs Performance Disclosure
Name	Gross Premiums Earned
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ (15,789,000)	$ (1,875,000)	$ 0	$ (6,873,468)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	17,040,500	0	0	21,882,036
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	19,770,400	203,121	1,711,638	(19,815,803)	6,065,125
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	4,765,500	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	27,280,900	(146,057)	185,208	(5,137,228)	313,775
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(207,700)	0	0	0	(2,392,760)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	209,613	0	0	0	4,525,780
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,702,260	919,448	1,505,169	(1,632,056)	164,010
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,600	21,171	37,250	(1,067,219)	76,539
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0